[USAA]                      USAA MUTUAL FUND, INC.
[EAGLE]
[LOGO]                         S&P 500 INDEX FUND
                           EXTENDED MARKET INDEX FUND
                             NASDAQ-100 INDEX FUND
                            GLOBAL TITANS INDEX FUND

                       SUPPLEMENT DATED FEBRUARY 23, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 27, 2000

Effective February 12, 2001, MICHAEL J. C. ROTH retired as Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors of USAA Investment Management Company and as President, Director, and Vice Chairman of the Board of Directors for USAA Mutual Fund, Inc.

CHRISTOPHER W. CLAUS, Senior Vice President, Investment Sales and Service, replaces Mr. Roth as the new Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors of USAA Investment Management Company and as President, Director, and Vice Chairman of the Board of Directors for USAA Mutual Fund, Inc. As a result of this action, the paragraph under the caption "Directors and Officers of the Company" has been changed as follows:

Christopher W. Claus 1,2
Director, President, and Vice Chairman of the Board of Directors
Age: 40

Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors, USAA IMCO (02/01-present); Senior Vice President, Investment Sales and Service (07/00-02/01); Vice President, Investment Sales and Service (12/94-07/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of each of the Funds within the USAA family of funds and USAA Shareholder Account Services; Director of USAA Life Insurance Company; and Senior Vice President of USAA Life Investment Trust.

David G. Peebles, Director and Vice President of USAA Mutual Fund, Inc., has replaced Mr. Roth as a member of the Pricing and Investment Committee.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     37913-0201

[USAA]                       USAA MUTUAL FUND, INC.
[EAGLE]
[LOGO]               AGGRESSIVE GROWTH FUND, GROWTH FUND,
                       GROWTH & INCOME FUND, INCOME FUND,
                    INCOME STOCK FUND, SHORT-TERM BOND FUND,
                 MONEY MARKET FUND, SCIENCE & TECHNOLOGY FUND,
             FIRST START GROWTH FUND, INTERMEDIATE-TERM BOND FUND,
            HIGH-YIELD OPPORTUNITIES FUND, AND SMALL CAP STOCK FUND

                        SUPPLEMENT DATED FEBRUARY 23, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2000

Effective February 12, 2001, MICHAEL J. C. ROTH retired as Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors of USAA Investment Management Company and as President, Director, and Vice Chairman of the Board of Directors for USAA Mutual Fund, Inc.

CHRISTOPHER W. CLAUS, Senior Vice President, Investment Sales and Service, replaces Mr. Roth as the new Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors of USAA Investment Management Company and as President, Director, and Vice Chairman of the Board of Directors for USAA Mutual Fund, Inc. As a result of this action, the paragraph under the caption "Directors and Officers of the Company" has been changed as follows:

Christopher W. Claus 1,2
Director, President, and Vice Chairman of the Board of Directors
Age: 40

Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors, USAA IMCO (02/01-present); Senior Vice President, Investment Sales and Service (07/00-02/01); Vice President, Investment Sales and Service (12/94-07/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of each of the Funds within the USAA family of funds and USAA Shareholder Account Services; Director of USAA Life Insurance Company; and Senior Vice President of USAA Life Investment Trust.

David G. Peebles, Director and Vice President of USAA Mutual Fund, Inc., has replaced Mr. Roth as a member of the Pricing and Investment Committee.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     37915-0201

[USAA]                       USAA MUTUAL FUND, INC.
[EAGLE]
[LOGO]                         CAPITAL GROWTH FUND

                        SUPPLEMENT DATED FEBRUARY 23, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 27, 2000

Effective February 12, 2001, MICHAEL J. C. ROTH retired as Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors of USAA Investment Management Company and as President, Director, and Vice Chairman of the Board of Directors for USAA Mutual Fund, Inc.

CHRISTOPHER W. CLAUS, Senior Vice President, Investment Sales and Service, replaces Mr. Roth as the new Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors of USAA Investment Management Company and as President, Director, and Vice Chairman of the Board of Directors for USAA Mutual Fund, Inc. As a result of this action, the paragraph under the caption "Directors and Officers of the Company" has been changed as follows:

Christopher W. Claus 1,2
Director, President, and Vice Chairman of the Board of Directors
Age: 40

Chief Executive Officer, President, Director, and Vice Chairman of the Board of Directors, USAA IMCO (02/01-present); Senior Vice President, Investment Sales and Service (07/00-02/01); Vice President, Investment Sales and Service (12/94-07/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of each of the Funds within the USAA family of funds and USAA Shareholder Account Services; Director of USAA Life Insurance Company; and Senior Vice President of USAA Life Investment Trust.

David G. Peebles, Director and Vice President of USAA Mutual Fund, Inc., has replaced Mr. Roth as a member of the Pricing and Investment Committee.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     37914-0201